SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Employees and directors share-based payments	$ 2,950,000	$ 298,000	$ 494,000
Stock options issued for services		89,000	67,000
Shares issued for services	187,000	357,000	19,000
Total share based payments expenses	$ 3,137,000	$ 744,000	$ 580,000